Tax expense - deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred tax assets	€ 1,096	€ 1,689
Deferred tax liabilities	(1,845)	(1,628)
Deferred tax asset (liability)	€ (749)	€ 61	€ 877